Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Small & Mid Cap Growth Fund))	0 Months Ended
	Feb. 28, 2013
Class A
Operating Expenses:
Management Fees	0.88%
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	1.51%
Fee Waiver and/or Expense Reimbursement	(0.03%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.48%
Class B
Operating Expenses:
Management Fees	0.88%
Distribution and/or Service (12b-1) Fees	0.99%
Other Expenses	0.67%
Total Annual Fund Operating Expenses	2.54%
Fee Waiver and/or Expense Reimbursement	(0.22%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.32%
Class C
Operating Expenses:
Management Fees	0.88%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.43%
Total Annual Fund Operating Expenses	2.31%
Fee Waiver and/or Expense Reimbursement	(0.02%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.29%
Class I
Operating Expenses:
Management Fees	0.88%	[2]
Distribution and/or Service (12b-1) Fees	none	[2]
Other Expenses	0.05%	[2]
Total Annual Fund Operating Expenses	0.93%	[2]
Fee Waiver and/or Expense Reimbursement	none	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.93%	[2]
Class N
Operating Expenses:
Management Fees	0.88%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	1.82%
Fee Waiver and/or Expense Reimbursement	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.78%
Class Y
Operating Expenses:
Management Fees	0.88%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.02%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.02%

[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, N and Y shares to 0.35% of average annual net assets per class per fiscal year, and to 0.30% of average annual net assets per fiscal year for Class A shares. This fee waiver/and or expense limitation may not be amended or withdrawn until one year from the date of this prospectus.
[2]	Estimated expenses for the first full fiscal year that Class I shares are offered. Class I shares will first be offered on the date of this prospectus.